AFS Debt Securities, Contractual Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale, at amortized cost, net	$ 175,463	$ 215,533
Available-for-sale, amortized cost, net, remaining contractual maturity, due within one year	798
Available-for-sale, amortized cost, net, remaining contractual maturity, due after one year through five years	21,631
Available-for-sale, amortized cost, net, remaining contractual maturity, due after five years through ten years	33,676
Available-for-sale, amortized cost, net, remaining contractual maturity, due after ten years	119,358
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale, fair value	177,244	220,392
Available-for-sale, fair value, remaining contractual maturity, due within one year	798
Available-for-sale, fair value, remaining contractual maturity, due after one year through five years	21,612
Available-for-sale, fair value, remaining contractual maturity, due after five years through ten years	33,637
Available-for-sale, fair value, remaining contractual maturity, due after ten years	$ 121,197
Debt Securities, Available-for-Sale, Weighted Average Yield, Maturity [Abstract]
Available-for-sale, weighted average yield	2.00%
Available-for-sale, weighted average yield, remaining contractual maturity, due within one year	1.26%
Available-for-sale, weighted average yield, remaining contractual maturity, due after one year through five years	0.46%
Available-for-sale, weighted average yield, remaining contractual maturity, due after five years through ten years	1.34%
Available-for-sale, weighted average yield, remaining contractual maturity, due after ten years	2.47%
Securities of U.S. Treasury and federal agencies [Member]
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale, at amortized cost, net	$ 39,668	21,954
Available-for-sale, amortized cost, net, remaining contractual maturity, due within one year	0
Available-for-sale, amortized cost, net, remaining contractual maturity, due after one year through five years	18,787
Available-for-sale, amortized cost, net, remaining contractual maturity, due after five years through ten years	18,874
Available-for-sale, amortized cost, net, remaining contractual maturity, due after ten years	2,007
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale, fair value	39,661	22,159
Available-for-sale, fair value, remaining contractual maturity, due within one year	0
Available-for-sale, fair value, remaining contractual maturity, due after one year through five years	18,739
Available-for-sale, fair value, remaining contractual maturity, due after five years through ten years	18,768
Available-for-sale, fair value, remaining contractual maturity, due after ten years	$ 2,154
Debt Securities, Available-for-Sale, Weighted Average Yield, Maturity [Abstract]
Available-for-sale, weighted average yield	0.79%
Available-for-sale, weighted average yield, remaining contractual maturity, due within one year	0.00%
Available-for-sale, weighted average yield, remaining contractual maturity, due after one year through five years	0.34%
Available-for-sale, weighted average yield, remaining contractual maturity, due after five years through ten years	1.16%
Available-for-sale, weighted average yield, remaining contractual maturity, due after ten years	1.44%
Non-U.S. government securities [Member]
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale, at amortized cost, net	$ 71	16,816
Available-for-sale, amortized cost, net, remaining contractual maturity, due within one year	3
Available-for-sale, amortized cost, net, remaining contractual maturity, due after one year through five years	68
Available-for-sale, amortized cost, net, remaining contractual maturity, due after five years through ten years	0
Available-for-sale, amortized cost, net, remaining contractual maturity, due after ten years	0
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale, fair value	71	16,813
Available-for-sale, fair value, remaining contractual maturity, due within one year	3
Available-for-sale, fair value, remaining contractual maturity, due after one year through five years	68
Available-for-sale, fair value, remaining contractual maturity, due after five years through ten years	0
Available-for-sale, fair value, remaining contractual maturity, due after ten years	$ 0
Debt Securities, Available-for-Sale, Weighted Average Yield, Maturity [Abstract]
Available-for-sale, weighted average yield	0.33%
Available-for-sale, weighted average yield, remaining contractual maturity, due within one year	1.49%
Available-for-sale, weighted average yield, remaining contractual maturity, due after one year through five years	0.28%
Available-for-sale, weighted average yield, remaining contractual maturity, due after five years through ten years	0.00%
Available-for-sale, weighted average yield, remaining contractual maturity, due after ten years	0.00%
Securities of U.S. states and political subdivisions [Member]
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale, at amortized cost, net	$ 16,618	19,263
Available-for-sale, amortized cost, net, remaining contractual maturity, due within one year	696
Available-for-sale, amortized cost, net, remaining contractual maturity, due after one year through five years	2,115
Available-for-sale, amortized cost, net, remaining contractual maturity, due after five years through ten years	5,719
Available-for-sale, amortized cost, net, remaining contractual maturity, due after ten years	8,088
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale, fair value	16,917	19,406
Available-for-sale, fair value, remaining contractual maturity, due within one year	697
Available-for-sale, fair value, remaining contractual maturity, due after one year through five years	2,135
Available-for-sale, fair value, remaining contractual maturity, due after five years through ten years	5,713
Available-for-sale, fair value, remaining contractual maturity, due after ten years	$ 8,372
Debt Securities, Available-for-Sale, Weighted Average Yield, Maturity [Abstract]
Available-for-sale, weighted average yield	1.92%
Available-for-sale, weighted average yield, remaining contractual maturity, due within one year	1.22%
Available-for-sale, weighted average yield, remaining contractual maturity, due after one year through five years	1.10%
Available-for-sale, weighted average yield, remaining contractual maturity, due after five years through ten years	1.38%
Available-for-sale, weighted average yield, remaining contractual maturity, due after ten years	2.58%
Federal agency mortgage-backed securities [Member]
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale, at amortized cost, net	$ 104,661	134,838
Available-for-sale, amortized cost, net, remaining contractual maturity, due within one year	1
Available-for-sale, amortized cost, net, remaining contractual maturity, due after one year through five years	219
Available-for-sale, amortized cost, net, remaining contractual maturity, due after five years through ten years	2,665
Available-for-sale, amortized cost, net, remaining contractual maturity, due after ten years	101,776
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale, fair value	105,886	139,070
Available-for-sale, fair value, remaining contractual maturity, due within one year	1
Available-for-sale, fair value, remaining contractual maturity, due after one year through five years	228
Available-for-sale, fair value, remaining contractual maturity, due after five years through ten years	2,742
Available-for-sale, fair value, remaining contractual maturity, due after ten years	$ 102,915
Debt Securities, Available-for-Sale, Weighted Average Yield, Maturity [Abstract]
Available-for-sale, weighted average yield	2.53%
Available-for-sale, weighted average yield, remaining contractual maturity, due within one year	2.40%
Available-for-sale, weighted average yield, remaining contractual maturity, due after one year through five years	3.17%
Available-for-sale, weighted average yield, remaining contractual maturity, due after five years through ten years	2.30%
Available-for-sale, weighted average yield, remaining contractual maturity, due after ten years	2.53%
Non-agency mortgage-backed securities [Member]
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale, at amortized cost, net	$ 4,515	3,745
Available-for-sale, amortized cost, net, remaining contractual maturity, due within one year	0
Available-for-sale, amortized cost, net, remaining contractual maturity, due after one year through five years	0
Available-for-sale, amortized cost, net, remaining contractual maturity, due after five years through ten years	143
Available-for-sale, amortized cost, net, remaining contractual maturity, due after ten years	4,372
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale, fair value	4,532	3,729
Available-for-sale, fair value, remaining contractual maturity, due within one year	0
Available-for-sale, fair value, remaining contractual maturity, due after one year through five years	0
Available-for-sale, fair value, remaining contractual maturity, due after five years through ten years	142
Available-for-sale, fair value, remaining contractual maturity, due after ten years	$ 4,390
Debt Securities, Available-for-Sale, Weighted Average Yield, Maturity [Abstract]
Available-for-sale, weighted average yield	1.93%
Available-for-sale, weighted average yield, remaining contractual maturity, due within one year	0.00%
Available-for-sale, weighted average yield, remaining contractual maturity, due after one year through five years	0.00%
Available-for-sale, weighted average yield, remaining contractual maturity, due after five years through ten years	2.32%
Available-for-sale, weighted average yield, remaining contractual maturity, due after ten years	1.92%
Collateralized loan obligations [Member]
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale, at amortized cost, net	$ 5,713	9,058
Available-for-sale, amortized cost, net, remaining contractual maturity, due within one year	0
Available-for-sale, amortized cost, net, remaining contractual maturity, due after one year through five years	23
Available-for-sale, amortized cost, net, remaining contractual maturity, due after five years through ten years	5,212
Available-for-sale, amortized cost, net, remaining contractual maturity, due after ten years	478
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale, fair value	5,708	9,018
Available-for-sale, fair value, remaining contractual maturity, due within one year	0
Available-for-sale, fair value, remaining contractual maturity, due after one year through five years	23
Available-for-sale, fair value, remaining contractual maturity, due after five years through ten years	5,207
Available-for-sale, fair value, remaining contractual maturity, due after ten years	$ 478
Debt Securities, Available-for-Sale, Weighted Average Yield, Maturity [Abstract]
Available-for-sale, weighted average yield	1.42%
Available-for-sale, weighted average yield, remaining contractual maturity, due within one year	0.00%
Available-for-sale, weighted average yield, remaining contractual maturity, due after one year through five years	2.22%
Available-for-sale, weighted average yield, remaining contractual maturity, due after five years through ten years	1.41%
Available-for-sale, weighted average yield, remaining contractual maturity, due after ten years	1.45%
Other debt securities [Member]
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale, at amortized cost, net	$ 4,217	9,859
Available-for-sale, amortized cost, net, remaining contractual maturity, due within one year	98
Available-for-sale, amortized cost, net, remaining contractual maturity, due after one year through five years	419
Available-for-sale, amortized cost, net, remaining contractual maturity, due after five years through ten years	1,063
Available-for-sale, amortized cost, net, remaining contractual maturity, due after ten years	2,637
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale, fair value	4,469	$ 10,197
Available-for-sale, fair value, remaining contractual maturity, due within one year	97
Available-for-sale, fair value, remaining contractual maturity, due after one year through five years	419
Available-for-sale, fair value, remaining contractual maturity, due after five years through ten years	1,065
Available-for-sale, fair value, remaining contractual maturity, due after ten years	$ 2,888
Debt Securities, Available-for-Sale, Weighted Average Yield, Maturity [Abstract]
Available-for-sale, weighted average yield	1.61%
Available-for-sale, weighted average yield, remaining contractual maturity, due within one year	1.56%
Available-for-sale, weighted average yield, remaining contractual maturity, due after one year through five years	1.27%
Available-for-sale, weighted average yield, remaining contractual maturity, due after five years through ten years	1.46%
Available-for-sale, weighted average yield, remaining contractual maturity, due after ten years	1.72%